Label	Element	Value
PF International Large-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 2, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. This supplement applies to the PF Emerging Markets Debt Fund, PF International Large-Cap Fund and PF International Small-Cap Fund only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PF International Large-Cap Fund – At a meeting held on June 16, 2021, the Board of Pacific Funds, including a majority of the Independent Trustees, approved ClearBridge Investments, LLC (“ClearBridge”) to serve as the sub-adviser of the PF International Large-Cap Fund effective October 29, 2021, replacing MFS Investment Management.

In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by ClearBridge. PLFA, the investment adviser to the Fund, may begin this transitioning prior to October 29, 2021.

In addition, the Board approved a name change for the Fund from PF International Large-Cap Fund to PF International Growth Fund effective October 29, 2021. Effective October 29, 2021, all references to “PF International Large-Cap Fund” will be replaced with “PF International Growth Fund (formerly named PF International Large-Cap Fund).”

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF International Large-Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	PF International Growth Fund (formerly named PF International Large-Cap Fund) – The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2023
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table in the Example subsection will be deleted and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

The Fund normally invests primarily in common stocks of foreign companies, either directly or through depositary receipts, that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the sub-adviser’s assessment of their intrinsic value. Intrinsic value, according to the sub-adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of the company’s projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The Fund may invest in common stocks of foreign companies of any size located throughout the world. The sub-adviser considers foreign companies to include those organized, headquartered or with substantial operations outside of the United States. These companies may be located, or have substantial operations, in emerging markets, provided that the Fund will not invest more than 15% of its net assets, at the time of purchase, in securities of companies domiciled in emerging markets. The Fund may also purchase stocks of U.S. companies. The Fund’s policy is to remain primarily invested in common stocks or securities convertible into or exchangeable for common stock. Any income realized will be incidental to the Fund’s investment goal.

The selection of common stocks is made through a process whereby companies are identified and selected as investments by examining fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis. The sub-adviser may decide to sell investments given a variety of circumstances, such as when an investment no longer appears to the sub-adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the sub-adviser believes is more compelling or to realize gains or limit losses.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection, Geographic Focus Risk, Sector Risk and Value Companies Risk will be deleted. Currency Risk, Emerging Markets Risk, Active Management Risk, and Growth Companies Risk will be moved to follow Foreign Markets Risk in that order. In addition, the following will be added after Large-Capitalization Companies Risk in the following order:

●	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

●	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of the price of their securities going up or down rapidly or unpredictably and may be more vulnerable to economic, market and industry changes than larger, more established companies.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the following will be added after the second paragraph:

ClearBridge Investments, LLC began managing the Fund on October 29, 2021, and some investment policies changed at that time. Other firms managed the Fund before that date.

PF International Large-Cap Fund | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,663
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	405
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	733
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,663

[1]	The investment adviser has agreed to waive 0.03% of its management fee through 7/31/2023. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2022, and 0.30% from 8/1/2022 through 7/31/2023. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.